Submission	Nov. 15, 2024
Submission [Line Items]
Central Index Key	0001383650
Registrant Name	Cheniere Energy Partners, L.P.
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES